Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
Diluted net loss per share, ordinary shares	$ (0.11)	$ (0.03)	$ (0.19)	$ (0.05)
Diluted net loss per share, ordinary shares	$ (0.11)	$ (0.03)	$ (0.19)	$ (0.05)